Shareholders' Equity (Table)	12 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables provide the components of our accumulated other comprehensive income (loss) balances, net of the related tax effects allocated to each component of other comprehensive income.

	Available- for-Sale Securities	Interest Rate Agreement Cash Flow Hedges	Commodity Contracts Cash Flow Hedges	Total
	(In thousands)
September 30, 2015	$4,949	$(88,842)	$(25,437)	$(109,330)
Other comprehensive income (loss) before reclassifications	(263)	(99,029)	(11,662)	(110,954)
Amounts reclassified from accumulated other comprehensive income	(202)	347	32,117	32,262
Net current-period other comprehensive income (loss)	(465)	(98,682)	20,455	(78,692)
September 30, 2016	$4,484	$(187,524)	$(4,982)	$(188,022)

	Available- for-Sale Securities	Interest Rate Agreement Cash Flow Hedges	Commodity Contracts Cash Flow Hedges	Total
	(In thousands)
September 30, 2014	$7,662	$(18,381)	$(1,674)	$(12,393)
Other comprehensive income (loss) before reclassifications	(2,173)	(71,003)	(49,211)	(122,387)
Amounts reclassified from accumulated other comprehensive income	(540)	542	25,448	25,450
Net current-period other comprehensive income (loss)	(2,713)	(70,461)	(23,763)	(96,937)
September 30, 2015	$4,949	$(88,842)	$(25,437)	$(109,330)

Reclassification out of Accumulated Other Comprehensive Income
The following tables detail reclassifications out of AOCI for the fiscal years ended September 30, 2016 and 2015. Amounts in parentheses below indicate decreases to net income in the statement of income.

	Fiscal Year Ended September 30, 2016
Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement of Income
	(In thousands)
Available-for-sale securities	$318	Operation and maintenance expense
	318	Total before tax
	(116)	Tax expense
	$202	Net of tax
Cash flow hedges
Interest rate agreements	$(546)	Interest charges
Commodity contracts	(52,651)	Purchased gas cost(1)
	(53,197)	Total before tax
	20,733	Tax benefit
	$(32,464)	Net of tax
Total reclassifications	$(32,262)	Net of tax

	Fiscal Year Ended September 30, 2015
Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement of Income
	(In thousands)
Available-for-sale securities	$850	Operation and maintenance expense
	850	Total before tax
	(310)	Tax expense
	$540	Net of tax
Cash flow hedges
Interest rate agreements	$(853)	Interest charges
Commodity contracts	(41,716)	Purchased gas cost(1)
	(42,569)	Total before tax
	16,579	Tax benefit
	$(25,990)	Net of tax
Total reclassifications	$(25,450)	Net of tax

(1)	Amounts are presented as part of income from discontinued operations on the consolidated statements of income.